EATON VANCE PRIME RATE RESERVES The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Prime Rate Reserves (the “Registrant”) (1933 Act File No. 333-32268) certifies (a) that the forms of prospectus and the statement of additional information dated April 1, 2006 do not differ materially from those contained in Post-Effective Amendment No. 11 (“Amendment No. 11”) to the Registration Statement on Form N-2, and (b) that Amendment No. 11 was filed electronically with the Commission (Accession No. 0000940394-06-000330) on March 30, 2006.

Eaton Vance Prime Rate Reserves

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Assistant Secretary

Date:   April 3, 2006